Equity - contributed equity - Summary of equity - contributed equity (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Sep. 14, 2016
Disclosure of classes of share capital [abstract]
Ordinary shares - fully paid, shares	132,012,209	94,598,369	20,000,000
Ordinary shares - fully paid	$ 80,290,062	$ 48,781,214